Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of Detailed Information About Property, Plant and Equipment

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Plant, furniture, fittings and motor vehicles
At cost	25,666	27,801	25,455
Accumulated depreciation	(25,167)	(25,788)	(23,182)
	499	2,013	2,273
Leasehold Improvements
At cost	12,035	10,762	10,132
Accumulated depreciation	(8,771)	(8,034)	(7,441)
	3,264	2,728	2,691
Total property, plant and equipment	3,763	4,741	4,964

Disclosure of Detailed Information About Movements in Carrying Amounts of Property, Plant and Equipment

Movement in the carrying amounts for each class of property, plant and equipment between the beginning and the end of the current financial period:

	Leasehold improvements NZ$000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ$000’s
Year ended 31 January 2019
Balance at the beginning of year	2,728	2,013	4,741
Additions	1,501	1,084	2,585
Disposals	(105)	(2,736)	(2,841)
Depreciation expense	(982)	(1,170)	(2,152)
Impairment loss	-	(239)	(239)
Foreign exchange movements	122	1,547	1,669
Balance at the end of the year	3,264	499	3,763

	Leasehold Improvements NZ$000’s	Plant, furniture, fittings and motor vehicles NZ$000’s	Total NZ$000’s
Year ended 31 January 2018
Balance at the beginning of year	2,691	2,273	4,964
Additions	285	2,032	2,317
Disposals	(4)	(118)	(122)
Depreciation expense	(496)	(2,228)	(2,724)
Foreign exchange movements	252	54	306
Balance at the end of the year	2,728	2,013	4,741

	Leasehold improvements NZ 000’s $	Plant, furniture, fittings and motor vehicles NZ 000’s $	Total NZ 000’s $
7 months ended 31 January 2017
Balance at the beginning of period	2,795	3,414	6,209
Additions	241	482	723
Depreciation expense	(296)	(1,368)	(1,664)
Impairment	-	(281)	(281)
Foreign exchange movements	(49)	26	(23)
Balance at the end of the period	2,691	2,273	4,964